SCHEDULE OF COST OF REVENUES FROM RELATED PARTIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Cost of revenues from related parties	$ 677,367	$ 518,462	$ 4,593,405	$ 3,659,805
Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	228,982	136,912	1,302,498	707,322
Dongguan Anxiang Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			225,721	56,598
Dongguan Anxiang Technology Co Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	35,989	46,721
Guangdong Jiaduonuo Shengshi Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			305,645	109,936
Guangdong Jiaduonuo Shengshi Trading Co Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	68,214	39,765
Dongguan Baxi Food Distribution Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			40,931	124,896
Dongguan Baxi Food Distribution Co Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	32,883	8,178
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			120,654	99,502
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	13,743	14,648
Dongguan Pengqin Drinking Water Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			124,502	89,475
Dongguan Pengqin Drinking Water Co Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	17,186	9,555
Dongguan Tailai Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			142,331	113,893
Dongguan Tailai Trading Co Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	31,470	9,736
Dongguan Dalingshan Runxin Drinking Water Store [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			52,825	69,676
Dongguan Dalingshan Runxin Drinking Water Store [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	9,450	7,227
Dongguan Dengqinghu Drinking Water Store [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			2,799
Dongguan Dengqinghu Drinking Water Store [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	1,388	1,082
Dongguan City Yijia Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			$ 287,090	$ 43,346
Dongguan City Yijia Trading Co Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties	$ 18,659